Net defined benefit assets (liability) - Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%	0.50%
Discount rate (0.5% movement)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ 1,296	$ 1,338	$ 1,876
(Decrease)	$ (1,400)	$ (1,451)	$ (2,056)